Trade and other payables	12 Months Ended
Jun. 30, 2018
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Trade and other payables	8 Trade and other payables

	2018	2017
	US$M	US$M
Trade creditors	4,574	3,996
Other creditors	1,406	1,560

Total	5,980	5,556

Comprising:
Current	5,977	5,551
Non-current	3	5